Accounts Receivable (Accounts Receivable) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable, Net, Current [Abstract]
Accounts receivable, gross	$ 1,194	$ 1,129
Less allowance for doubtful accounts	(83)	(74)
Accounts receivable, net	1,111	1,055
QVC Easy-Pay plan
Accounts Receivable, Net, Current [Abstract]
Accounts receivable, gross	915	816
Major credit card and other receivables
Accounts Receivable, Net, Current [Abstract]
Accounts receivable, gross	279	313
SG&A
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance income from company branded credit card issued by a financial institution	$ 63	$ 65	$ 58
Minimum | QVC Easy-Pay plan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of installments plan permits for customers	2
Maximum | QVC Easy-Pay plan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of monthly installments billed after first installment	5